Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Operating lease
In March 2014, the Company entered into a non-cancelable thirty-eight month lease agreement for offices in Campbell, California commencing June 1, 2014 with escalating rent payments ranging from approximately $9,200 to $9,800 per month and one option to extend the lease term for an additional three years. Included in the lease agreement was a full rent abatement period of two months. Rent expense is recognized on a straight line basis. The Company paid a security deposit of $18,993 during the twelve months ended December 31, 2014. The future minimum payments related to this lease are as follows:

Years ending December 31:
2016	87,633
2017	68,587
Total	$156,220
Rent expense was $27,152 for the three months ended March 31, 2016 and 2015.
Guaranteed payments
The Company entered into two agreements to purchase certain patent assets under which guaranteed payments were originally required. The first agreement originally required unconditional guaranteed payments of $18,000,000 to be paid out of net revenues from patent licensing receipts through December 31, 2017. As of December 31, 2014, such guaranteed payments were accrued on the Company’s accompanying balance sheet at net present value using a discount rate of 12%. Expenses related to minimum revenue sharing payments were deferred as of December 31, 2014 to be amortized in correlation with the future payment schedule. This agreement was amended in December 2015, at which time all guaranteed payments and interest payments payable on any guaranteed payments were eliminated, and provided that the Company will pay the other party solely based on net revenues earned for the licensing and/or sale of the patents sold to the Company under the original agreement. In conjunction with the elimination of the $16.3 million liability for guaranteed payments and $1.0 million liability for accrued interest as of December 31, 2015, in accordance with this amendment, the Company also eliminated $16.3 million of related deferred expenses as of December 31, 2015. The original agreement provided that if the Company’s market capitalization fell below the aggregate dollar amount that the Company owed at that relevant point in time to the other party (but only prior to full payment), the party may exercise a limited right to repurchase the acquired patent portfolio assets at a purchase price at least equal to the amount the Company originally paid. Due to the elimination of the guaranteed payments, the party’s right to repurchase the patents can now only be triggered if the Company ceases to be a public company with securities listed on Nasdaq, another stock exchange or any over-the-counter quotation service. As of March 31, 2016, the Company was in compliance with the terms of the agreement.
The second agreement originally required a $2,000,000 guaranteed payment due on December 1, 2015. In October 2015, the Company and the other party amended the terms of the original patent purchase agreement, with the amendment providing that the Company will make a $550,000 payment on January 31, 2016 and a $1,650,000 payment on July 1, 2016, which amounts include $95,000 in additional interest. These amounts accrue interest at 1% per month if not paid by their respective due dates, and may be paid at a 10% discount if paid 45 days or more in advance of their respective due dates. Minimum revenue sharing payments are generally due sixty days after fully earned. Future guaranteed payments associated with this agreement are payable as follows:

Years ending December 31:
2016	2,200,000
Less: discount to present value	(71,166)
Guaranteed payments, net of discount	$2,128,834

10. Commitments and Contingencies

Operating lease
In March 2014, the Company entered into a non-cancelable thirty-eight month lease agreement for offices in Campbell, California commencing June 1, 2014 with escalating rent payments ranging from approximately $9,200 to $9,800 per month and one option to extend the lease term for an additional three years. Included in the lease agreement was a full rent abatement period of two months. Rent expense is recognized on a straight line basis. The Company paid a security deposit of $18,993 during the twelve months ended December 31, 2014. The future minimum payments related to this lease are as follows:

Years ending December 31:
2016	116,201
2017	68,587
Total	$184,788
Rent expense was $108,623, and $108,372 for the twelve months ended December 31, 2015 and 2014, respectively.
Guaranteed payments
The Company entered into two agreements to purchase certain patent assets under which guaranteed payments were originally required. The first agreement originally required unconditional guaranteed payments of $18,000,000 to be paid out of net revenues from patent licensing receipts through December 31, 2017. As of December 31, 2014 such guaranteed payments were accrued on the Company’s accompanying balance sheet at net present value using a discount rate of 12%. Expenses related to minimum revenue sharing payments were deferred as of December 31, 2014 to be amortized in correlation with the future payment schedule. This agreement was amended in December 2015 and eliminated all guaranteed payments and interest payments payable on any guaranteed payments, and provided that the Company will pay the other party solely based on net revenues earned for the licensing and/or sale of the patents sold to the Company under the original agreement. In conjunction with the elimination of the $16.3 million liability for guaranteed payments and $1.0 million liability for accrued interest as of December 31, 2015 in accordance with this amendment, the Company also eliminated $16.3 million of related deferred expenses as of December 31, 2015. The original agreement with this party also stated that if the Company’s market capitalization fell below the aggregate dollar amount that the Company owed at that relevant point in time to the other party (but only prior to full payment), the party may exercise a limited right to repurchase the acquired patent portfolio assets at a purchase price at least equal to the amount the Company originally paid. Due to the elimination of the guaranteed payments, the party’s right to repurchase the patents can now only be triggered if the Company ceases to be a public company with securities listed on Nasdaq, another stock exchange or any over-the-counter quotation service. During the year ended December 31, 2015, the Company was in compliance with the terms of the agreement.
The second agreement originally required a $2,000,000 guaranteed payment due on December 1, 2015. In October 2015, the Company and the other party amended the terms of the original patent purchase agreement, with the amendment providing that the Company will make a $550,000 payment on January 31, 2016 and a $1,650,000 payment on July 1, 2016, which amounts include $95,000 in additional interest. These payments may be paid at a 10% discount if paid 45 days or more in advance of their respective due dates. Minimum revenue sharing payments are generally due sixty days after fully earned. Future guaranteed payments associated with this agreement are payable as follows:

Years ending December 31:
2016	2,200,000
Less: discount to present value	(123,233)
Guaranteed payments, net of discount	$2,076,767